OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about other non-current liabilities [Line Items]
Long-term income tax payable	$ 200	$ 267
Provision for offsite remediation	32	52
Other non-current financial liabilities	88	76
Other liabilities (note 29)	1,329	1,301
Revenues from streaming arrangements
Revenue	11,013	11,985
Pascua-Lama
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	158	154
Bulyanhulu and Buzwagi [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Shareholder loan	118	150
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	415	438
Shareholder loan	318	164
Revenues from streaming arrangements
Revenue	1,303	1,514
Pueblo Viejo [Member] | Royal Gold
Revenues from streaming arrangements
Revenue	$ 40	$ 44